PROPERTY, PLANT AND EQUIPMENT - Part 1 (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Construction in Progress Expenditures Incurred but Not yet Paid	$ 237,200,000	$ 228,500,000	$ 155,700,000
Property, plant and equipment by type [Abstract]
Property, plant and equipment	10,970,256,000	8,788,835,000
Accumulated Depreciation	(1,738,302,000)	(1,524,240,000)
Net property, plant and equipment	9,231,954,000	7,264,595,000
Natural Gas Pipelines [Member]
Property, Plant and Equipment [Line Items]
Average Depreciation Rate Regulated Property	2.20%	2.20%	2.20%
Natural Gas Liquids [Member]
Property, Plant and Equipment [Line Items]
Average Depreciation Rate Regulated Property	2.00%	1.90%	1.90%
Non-Regulated Property, Plant and Equipment [Member]
Property, plant and equipment by type [Abstract]
Accumulated Depreciation	(1,090,268,000)	(947,656,000)
Non-Regulated Property, Plant and Equipment [Member] | Gathering pipelines and related equipment [Member]
Property, plant and equipment by type [Abstract]
Property, plant and equipment	2,173,271,000	1,638,037,000
Non-Regulated Property, Plant and Equipment [Member] | Processing and fractionation and related equipment [Member]
Property, plant and equipment by type [Abstract]
Property, plant and equipment	2,295,983,000	1,625,146,000
Non-Regulated Property, Plant and Equipment [Member] | Storage and Related Equipment [Member]
Property, plant and equipment by type [Abstract]
Property, plant and equipment	362,704,000	335,237,000
Non-Regulated Property, Plant and Equipment [Member] | Transmission Pipelines and Related Equipment [Member]
Property, plant and equipment by type [Abstract]
Property, plant and equipment	302,718,000	311,038,000
Non-Regulated Property, Plant and Equipment [Member] | General plant and other [Member]
Property, plant and equipment by type [Abstract]
Property, plant and equipment	314,919,000	272,877,000
Non-Regulated Property, Plant and Equipment [Member] | Construction Work in Process [Member]
Property, plant and equipment by type [Abstract]
Property, plant and equipment	1,085,185,000	867,984,000
Regulated Property Plant and Equipment [Member]
Property, plant and equipment by type [Abstract]
Accumulated Depreciation	(648,034,000)	(576,584,000)
Regulated Property Plant and Equipment [Member] | ONEOK Partners [Member]
Property, plant and equipment by type [Abstract]
Average depreciation rates, minimum			1.90%
Average depreciation rates, maximum			2.20%
Regulated Property Plant and Equipment [Member] | Natural Gas Distribution [Member]
Property, plant and equipment by type [Abstract]
Average depreciation rates, minimum			2.00%
Average depreciation rates, maximum			2.90%
Regulated Property Plant and Equipment [Member] | Storage and Related Equipment [Member]
Property, plant and equipment by type [Abstract]
Property, plant and equipment	135,922,000	136,938,000
Regulated Property Plant and Equipment [Member] | General plant and other [Member]
Property, plant and equipment by type [Abstract]
Property, plant and equipment	53,315,000	53,552,000
Regulated Property Plant and Equipment [Member] | Construction Work in Process [Member]
Property, plant and equipment by type [Abstract]
Property, plant and equipment	776,261,000	662,862,000
Regulated Property Plant and Equipment [Member] | Natural Gas Transmission Pipelines and Regulated Equipment [Member]
Property, plant and equipment by type [Abstract]
Property, plant and equipment	1,420,517,000	1,394,653,000
Regulated Property Plant and Equipment [Member] | Natural Gas Liquids Transmission Pipelines and Related Equipment [Member]
Property, plant and equipment by type [Abstract]
Property, plant and equipment	$ 2,049,461,000	$ 1,490,511,000
Minimum [Member] | Non-Regulated Property, Plant and Equipment [Member] | Gathering pipelines and related equipment [Member]
Property, plant and equipment by type [Abstract]
Estimated Useful Lives	5 years
Minimum [Member] | Non-Regulated Property, Plant and Equipment [Member] | Processing and fractionation and related equipment [Member]
Property, plant and equipment by type [Abstract]
Estimated Useful Lives	5 years
Minimum [Member] | Non-Regulated Property, Plant and Equipment [Member] | Storage and Related Equipment [Member]
Property, plant and equipment by type [Abstract]
Estimated Useful Lives	5 years
Minimum [Member] | Non-Regulated Property, Plant and Equipment [Member] | Transmission Pipelines and Related Equipment [Member]
Property, plant and equipment by type [Abstract]
Estimated Useful Lives	5 years
Minimum [Member] | Non-Regulated Property, Plant and Equipment [Member] | General plant and other [Member]
Property, plant and equipment by type [Abstract]
Estimated Useful Lives	2 years
Minimum [Member] | Non-Regulated Property, Plant and Equipment [Member] | Construction Work in Process [Member]
Property, plant and equipment by type [Abstract]
Estimated Useful Lives	0 years
Minimum [Member] | Regulated Property Plant and Equipment [Member] | Storage and Related Equipment [Member]
Property, plant and equipment by type [Abstract]
Estimated Useful Lives	5 years
Minimum [Member] | Regulated Property Plant and Equipment [Member] | General plant and other [Member]
Property, plant and equipment by type [Abstract]
Estimated Useful Lives	2 years
Minimum [Member] | Regulated Property Plant and Equipment [Member] | Construction Work in Process [Member]
Property, plant and equipment by type [Abstract]
Estimated Useful Lives	0 years
Minimum [Member] | Regulated Property Plant and Equipment [Member] | Natural Gas Transmission Pipelines and Regulated Equipment [Member]
Property, plant and equipment by type [Abstract]
Estimated Useful Lives	5 years
Minimum [Member] | Regulated Property Plant and Equipment [Member] | Natural Gas Liquids Transmission Pipelines and Related Equipment [Member]
Property, plant and equipment by type [Abstract]
Estimated Useful Lives	5 years
Maximum [Member] | Non-Regulated Property, Plant and Equipment [Member] | Gathering pipelines and related equipment [Member]
Property, plant and equipment by type [Abstract]
Estimated Useful Lives	40 years
Maximum [Member] | Non-Regulated Property, Plant and Equipment [Member] | Processing and fractionation and related equipment [Member]
Property, plant and equipment by type [Abstract]
Estimated Useful Lives	40 years
Maximum [Member] | Non-Regulated Property, Plant and Equipment [Member] | Storage and Related Equipment [Member]
Property, plant and equipment by type [Abstract]
Estimated Useful Lives	54 years
Maximum [Member] | Non-Regulated Property, Plant and Equipment [Member] | Transmission Pipelines and Related Equipment [Member]
Property, plant and equipment by type [Abstract]
Estimated Useful Lives	54 years
Maximum [Member] | Non-Regulated Property, Plant and Equipment [Member] | General plant and other [Member]
Property, plant and equipment by type [Abstract]
Estimated Useful Lives	60 years
Maximum [Member] | Non-Regulated Property, Plant and Equipment [Member] | Construction Work in Process [Member]
Property, plant and equipment by type [Abstract]
Estimated Useful Lives	0 years
Maximum [Member] | Regulated Property Plant and Equipment [Member] | Storage and Related Equipment [Member]
Property, plant and equipment by type [Abstract]
Estimated Useful Lives	54 years
Maximum [Member] | Regulated Property Plant and Equipment [Member] | General plant and other [Member]
Property, plant and equipment by type [Abstract]
Estimated Useful Lives	53 years
Maximum [Member] | Regulated Property Plant and Equipment [Member] | Construction Work in Process [Member]
Property, plant and equipment by type [Abstract]
Estimated Useful Lives	0 years
Maximum [Member] | Regulated Property Plant and Equipment [Member] | Natural Gas Transmission Pipelines and Regulated Equipment [Member]
Property, plant and equipment by type [Abstract]
Estimated Useful Lives	77 years
Maximum [Member] | Regulated Property Plant and Equipment [Member] | Natural Gas Liquids Transmission Pipelines and Related Equipment [Member]
Property, plant and equipment by type [Abstract]
Estimated Useful Lives	80 years